SHARE-BASED COMPENSATION (Summary Of Activity Of Stock Options Granted) (Details) - $ / shares	1 Months Ended	12 Months Ended
	May 31, 2019	Dec. 31, 2018	Dec. 31, 2016
Number of shares
Granted (in shares)	2,206,888
Stock options [Member]
Number of shares
Balance at the beginning of the period (in shares)		141,481,616
Exercised (in shares)		(2,268,420)
Forfeited (in shares)		(119,095)
Balance at the end of the period (in shares)		139,094,101
Exercisable, at the end of the period (in shares)		117,561,450
Vested and expected to vest, at the end of the period (in shares)		21,532,651
Weighted average exercise price
Balance at the beginning of the period (in dollars per share)		$ 0.48
Exercised (in dollars per share)		0.06
Forfeited (in dollars per share)		0.16
Balance at the end of the period (in dollars per share)		0.06
Exercisable, at the end of the period (in dollars per share)		0.06
Vested and expected to vest, at the end of the period (in dollars per share)		0.06
Weighted average grant date fair value
Balance at the beginning of the period (in dollars per share)		0.64
Granted (in dollars per share)			$ 0.54
Exercised (in dollars per share)		0.66
Forfeited (in dollars per share)		0.15
Balance at the end of the period (in dollars per share)		$ 0.64
Kaixin Stock Options [Member]
Number of shares
Balance at the beginning of the period (in shares)		0
Granted (in shares)		36,461,500
Exercised (in shares)		0
Forfeited (in shares)		(1,180,000)
Balance at the end of the period (in shares)			35,281,500
Exercisable, at the end of the period (in shares)		13,333,151
Vested and expected to vest, at the end of the period (in shares)		21,948,349
Weighted average exercise price
Balance at the beginning of the period (in dollars per share)		$ 0
Granted (in dollars per share)		0.30
Exercised (in dollars per share)		0
Forfeited (in dollars per share)		0.30
Balance at the end of the period (in dollars per share)			$ 0.30
Exercisable, at the end of the period (in dollars per share)		0.30
Vested and expected to vest, at the end of the period (in dollars per share)		0.30
Weighted average grant date fair value
Balance at the beginning of the period (in dollars per share)		0
Granted (in dollars per share)		0.52
Exercised (in dollars per share)		0
Forfeited (in dollars per share)		0.52
Balance at the end of the period (in dollars per share)			$ 0.52
Exercisable, December 31, 2018		0.52
Expected to vest, December 31, 2018		$ 0.52